SAN ONOFRE NUCLEAR GENERATING STATION (SONGS) - NARRATIVE (Details) - USD ($) $ in Millions	1 Months Ended			3 Months Ended		12 Months Ended		48 Months Ended
	Dec. 31, 2016	Apr. 30, 2016	Oct. 31, 2015	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2014	Dec. 31, 2016
Jointly Owned Utility Plant Interests [Line Items]
Nuclear plant closure regulatory asset, noncurrent	$ 3,414			$ 3,273		$ 3,414		$ 3,414
Nuclear decommissioning trusts	1,026			1,063		1,026		1,026
San Onofre Nuclear Generating Station (SONGS) [Member]
Jointly Owned Utility Plant Interests [Line Items]
Insurance recovery			$ 400
Current authorized annual recovery amount from nuclear decommissioning trust funding		$ 4,400
San Diego Gas and Electric Company [Member]
Jointly Owned Utility Plant Interests [Line Items]
Nuclear plant closure regulatory asset, current	81			107		81		81
Nuclear plant closure regulatory asset, noncurrent	998			977		998		998
Nuclear decommissioning trusts	1,026			1,063		1,026		1,026
Requested withdrawal from nuclear decommissioning trust funds	84
Decommissioning liability	637					637		637
Cost study estimate decommissioning escalated	$ 989					989		$ 989
San Diego Gas and Electric Company [Member] | Year 2013 through 2016 forecasted [Member]
Jointly Owned Utility Plant Interests [Line Items]
Current authorized annual recovery amount from nuclear decommissioning trust funding						218
Amount pending regulatory clarification						$ 37
San Diego Gas and Electric Company [Member] | San Onofre Nuclear Generating Station (SONGS) [Member]
Jointly Owned Utility Plant Interests [Line Items]
Ownership percentage	20.00%					20.00%		20.00%
Portion of weighted average return on preferred stock included in nuclear plant return on ratebase	50.00%					50.00%		50.00%
Return on ratebase								2.35%
Loss from plant closure, after tax (cumulative)								$ 125
Plant closure (adjustment) loss, after tax				$ 2	$ 13		$ 21
Plant closure (adjustment) loss after settlement, after tax							$ 12
Insurance recovery			$ 80
Recovery allocation percentage			5.00%
Current authorized annual recovery amount from nuclear decommissioning trust funding		$ 899
San Diego Gas and Electric Company [Member] | San Onofre Nuclear Generating Station (SONGS) [Member] | Nuclear Plant Closure [Member]
Jointly Owned Utility Plant Interests [Line Items]
Nuclear plant closure regulatory asset	$ 183					$ 183		183
Nuclear plant closure regulatory asset, current	31					31		31
Nuclear plant closure regulatory asset, noncurrent	$ 152					$ 152		$ 152
Ratepayers [Member] | San Onofre Nuclear Generating Station (SONGS) [Member]
Jointly Owned Utility Plant Interests [Line Items]
Amount funded to customers through Energy Resource Recovery Account			$ 75